Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Leases

12. Leases

The Company leases real estate used for dispensaries, production plants, and corporate offices. Lease terms for real estate generally range from 1 to 15.25 years. Most leases include options to renew for varying terms at the Company’s sole discretion. Certain leases include escalation clauses or payment of executory costs such as property taxes, utilities, or insurance and maintenance. Rent expense for leases with escalation clauses is accounted for on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table provides the components of lease cost:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Operating lease costs	$1,698,539	$1,000,749	$5,402,936	$3,029,654
Short term lease expense	242,011	35,152	404,511	136,149
Lease expense	1,940,550	1,035,901	5,807,447	3,165,803

Finance lease cost:
Amortization of lease assets	391,517	558,424	1,177,241	1,618,135
Interest on lease liabilities	1,129,382	1,120,925	3,350,698	3,385,978
Finance lease cost	1,520,899	1,679,349	4,527,939	5,004,113

Total lease costs	$3,461,449	$2,715,250	$10,335,386	$8,169,916

The maturity of the contractual undiscounted lease liabilities as of September 30, 2022:

	Operating Lease	Finance Lease

Remainder of 2022	$1,441,432	$1,147,681
2023	4,826,896	4,625,156
2024	4,552,956	4,763,910
2025	4,518,781	4,906,828
2026	4,370,472	5,054,033
Thereafter	22,192,154	64,884,898
Total undiscounted lease liabilities	41,902,691	85,382,506
Interest on lease liabilities	16,559,013	48,589,146
Total present value of minimum lease payments	25,343,678	36,793,360
Lease liability – current portion	2,423,413	62,783
Lease liability	$22,920,265	$36,730,577

Additional information on the right-of-use assets is as follows:

	Operating lease	Finance lease

Gross carrying amount
Balance, December 31, 2021	$30,099,933	$26,258,698

Measurement period adjustment (Note 10)	411,322	-
Additions (i)	2,163,935	-
Lease termination (ii)	(1,882,008)	-
Impairment (Note 13)	(4,840,390)	-
Transfer to assets held for sale (Note 14)	(1,406,339)	-
Balance, September 30, 2022	$24,546,453	$26,258,698

Depreciation
Balance, December 31, 2021	$2,437,086	$1,619,093

Additions	2,965,519	1,177,241
Balance, September 30, 2022	$5,402,605	$2,796,334

Carrying amount December 31, 2021	$27,662,847	$24,639,605
Carrying amount September 30, 2022	$19,143,848	$23,462,364

The Company capitalized $nil and $704,732 of depreciation to inventory for the three and nine months ended September 30, 2022, respectively (three and nine months ended September 30, 2021 - $491,273 and $1,262,130, respectively).

(i) During the nine months ended September 30, 2022, the Company entered into a sale-leaseback arrangement whereby it sold its building for $6,500,000 less closing costs and entered into a lease with the buyer for a non-cancellable period of five years with the option to extend the lease for three additional five year periods.  The Company received $6,000,000 upfront and received a promissory note for $500,000 which is payable over five years. The fair value of the promissory note on initial recognition was $389,816. The Company recorded a loss on sale which was calculated as follows:

Sale price	$6,389,816
Selling costs	(230,960)
Carrying value of building	(6,413,329)
Loss on disposal of asset	$(254,473)

(ii) During the nine months ended September 30, 2022, the Company terminated one of its leases early by agreeing to pay the lessor $200,000 upon termination and issuing a promissory note for $950,000 due January 2, 2023.  The fair value of the promissory note on initial recognition was $931,103. The Company recorded a loss on termination of $41,074 which is included in other income on the interim condensed consolidated statement of operations and comprehensive loss.

During the three months ended September 30, 2022, the Company terminated one of its leases early with no termination penalty. The Company recorded a gain on termination of $155,532 which is included in other income on the interim condensed consolidated statement of operations and comprehensive loss.

13. Leases

The Company leases real estate used for dispensaries, production plants, and corporate offices. Lease terms for real estate generally range from 1 to 16.5 years. Most leases include options to renew for varying terms at the Company’s sole discretion. Other leased assets include passenger vehicles. Lease terms for these assets generally range from 1 to 2 years. Certain leases include escalation clauses or payment of executory costs such as property taxes, utilities, or insurance and maintenance. Rent expense for leases with escalation clauses is accounted for on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table provides the components of lease cost recognized in the consolidated statements of operations and comprehensive loss for year ended December 31, 2021:

December 31, 2021
Operating lease costs	$4,765,566
Short term lease expense	191,403

Lease expense	4,956,969
Finance lease cost:
Depreciation and amortization of lease assets	1,619,093
Interest on lease liabilities	4,515,112

Finance lease cost	6,134,205

Total lease costs	$11,091,174

Other information related to operating and finance leases as of and for the year ended December 31, 2021 are as follows:

	Operating Lease	Finance Lease
Weighted average discount rate	11.51%	13.02%
Weighted average remaining lease term (in years)	9.71	15.75

The maturity of the contractual undiscounted lease liabilities as of December 31, 2021:

	Operating Lease	Finance Lease
2022	$6,774,561	$4,493,443
2023	5,662,221	4,625,156
2024	5,281,010	4,763,910
2025	5,081,629	4,906,828
2026	4,647,394	5,054,033
Thereafter	23,921,870	64,884,897

Total undiscounted lease liabilities	51,368,685	88,728,267
Interest on lease liabilities	20,140,430	51,939,841

Total present value of minimum lease payments	31,228,255	36,788,426
Lease liability – current portion	3,441,710	13,712

Lease liability	$27,786,545	$36,774,714

Additional information on the right-of-use assets is as follows:

	Operating lease	Finance lease
Gross carrying amount
Balance, December 31, 2020	$-	$-
Acquired in the Qualifying Transaction (Note 3)	17,458,245	$26,176,837
Acquired in a business combination (Note 11)	15,715,655	-
Lease reclassification	(753,523)	753,523
Reassessment of purchase option and lease term (i)	-	5,850,523
Reassessment of lease term	(405,831)	-
Impairment (Note 16)	(275,320)	-
Transfer to assets held for sale (Note 16)	(2,215,440)	-
Transfer from assets held for sale (Note 16)	1,132,246	-
Additions	1,139,900	-
Disposals	(815,131)	(6,522,185)

Balance, December 31, 2021	$30,980,801	$26,258,698

Depreciation
Balance, December 31, 2020	$-	$-
Additions	2,616,515	1,619,093

Balance, December 31, 2021	$2,616,515	$1,619,093

Carrying amount December 31, 2020	$-	$-

Carrying amount December 31, 2021	$28,364,286	$24,639,605

(i)

During the year ended December 31, 2021, the Company determined that it was reasonably certain to exercise its right of first refusal to acquire one of the properties under lease. As a result, the right-of-use asset and lease liability were adjusted to include the purchase option of $6,500,000 as well as to recognize a reduction in the lease term, the impact of which was a net $649,477 reduction in the carrying value. In July 2021, the Company exercised the right of first refusal and acquired the building.

The Company capitalized $1,350,735 of depreciation to inventory for the year ended December 31, 2021 (December 31, 2020 - $nil).